Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.69%
Brazil–2.95%
EZ Tec Empreendimentos e Participacoes S.A.	72,152	$621,063
Itau Unibanco Holding S.A., Preference Shares	50,700	462,582
		1,083,645
Canada–2.05%
Canadian Natural Resources Ltd.	29,680	751,782
China–4.09%
Tencent Holdings Ltd.	32,100	1,501,329
Germany–7.17%
Bayer AG	22,278	1,446,984
Volkswagen AG, Preference Shares	7,086	1,186,433
		2,633,417
Hong Kong–3.08%
Standard Chartered PLC	137,064	1,130,681
Ireland–2.29%
Ryanair Holdings PLC, ADR(a)	13,559	842,421
Japan–1.55%
Sony Corp.	10,000	567,944
Mexico–2.05%
Fibra Uno Administracion S.A. de C.V.	586,300	753,536
Russia–2.89%
Sberbank of Russia PJSC, ADR	71,059	1,060,200
South Korea–2.49%
Samsung Electronics Co., Ltd.	24,017	916,328
Spain–1.92%
Industria de Diseno Textil, S.A.	23,651	705,359
Sweden–2.74%
Autoliv, Inc.	13,979	1,008,585
Shares		Value
Taiwan–3.94%
Taiwan Semiconductor Manufacturing Co., Ltd.	175,000	$1,446,808
United Arab Emirates–1.44%
Borr Drilling Ltd.(a)	55,426	530,582
United Kingdom–19.59%
Essentra PLC	199,636	1,037,051
Melrose Industries PLC	619,539	1,390,031
Rolls-Royce Holdings PLC	215,919	2,257,660
Royal Dutch Shell PLC, Class A	39,613	1,246,753
Tesco PLC	467,326	1,266,839
		7,198,334
United States–39.45%
A.O. Smith Corp.	14,994	681,477
American Express Co.	5,744	714,381
Baker Hughes, a GE Co., Class A	55,902	1,419,352
Berkshire Hathaway, Inc., Class B(a)	2,871	589,790
Booking Holdings, Inc.(a)	536	1,011,223
Bristol-Myers Squibb Co.	21,559	957,435
Citigroup, Inc.	15,889	1,130,661
First Republic Bank	13,013	1,292,972
JPMorgan Chase & Co.	5,820	675,120
Las Vegas Sands Corp.	22,753	1,375,191
Markel Corp.(a)	702	781,979
National Oilwell Varco, Inc.	38,046	906,256
Old Dominion Freight Line, Inc.	3,837	640,702
Texas Instruments, Inc.	12,577	1,572,251
United Technologies Corp.	5,600	748,160
		14,496,950
TOTAL INVESTMENTS IN SECURITIES—99.69% (Cost $35,970,402)		36,627,901
OTHER ASSETS LESS LIABILITIES–0.31%		115,217
NET ASSETS–100.00%		$36,743,118

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$1,083,645	$—	$—	$1,083,645
Canada	751,782	—	—	751,782
China	—	1,501,329	—	1,501,329
Germany	—	2,633,417	—	2,633,417
Hong Kong	—	1,130,681	—	1,130,681
Ireland	842,421	—	—	842,421
Japan	—	567,944	—	567,944
Mexico	753,536	—	—	753,536
Russia	1,060,200	—	—	1,060,200
South Korea	—	916,328	—	916,328
Spain	—	705,359	—	705,359
Sweden	1,008,585	—	—	1,008,585
Taiwan	—	1,446,808	—	1,446,808
United Arab Emirates	—	530,582	—	530,582
United Kingdom	—	7,198,334	—	7,198,334
United States	14,496,950	—	—	14,496,950
Total Investments	$19,997,119	$16,630,782	$—	$36,627,901
Invesco Global Opportunities Fund